Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Assets:
Available-for-sale securities		¥ 17,713,335	¥ 23,233,769
Liabilities:
Long-term debt		2,876,287	2,680,164
Other short-term borrowings		153,044
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		4,461,000	3,213,000
Equity securities measured at net asset value	[1]	334,000	271,000
Securities measured at net asset value	[1],[2]	109,000	111,000
Other investments		80,000	63,000
Other assets		71,000
Total assets measured at fair value		59,419,000	56,422,000
Liabilities:
Trading securities sold, not yet purchased		5,703,000	6,467,000
Long-term debt	[3]	2,876,000	2,680,000
Other short-term borrowings	[3]	153,000
Other liabilities		71,000
Total liabilities measured at fair value		23,721,000	22,043,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		8,668,000	8,374,000
Liabilities:
Liabilities, derivatives		8,712,000	8,517,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		5,612,000	4,222,000
Liabilities:
Liabilities, derivatives		5,582,000	4,013,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		340,000	145,000
Liabilities:
Liabilities, derivatives		394,000	197,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		214,000	144,000
Liabilities:
Liabilities, derivatives		180,000	126,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		40,000	47,000
Liabilities:
Liabilities, derivatives		50,000	43,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	1,628,000	1,194,000
Available-for-sale securities		10,974,000	16,449,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	135,000	138,000
Available-for-sale securities		584,000	555,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	5,002,000	3,294,000
Available-for-sale securities		147,000	376,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,572,000	1,444,000
Available-for-sale securities		2,045,000	1,308,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	6,717,000	5,309,000
Available-for-sale securities		477,000	522,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Available-for-sale securities		31,000	47,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		804,000	862,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	351,000	516,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	3,397,000	2,453,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[2]	2,973,000	2,250,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,833,000	2,109,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		818,000	1,006,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		4,165,000	3,052,000
Other investments		1,000
Other assets		3,000
Total assets measured at fair value		24,489,000	25,414,000
Liabilities:
Trading securities sold, not yet purchased		3,445,000	2,954,000
Other liabilities		3,000
Total liabilities measured at fair value		3,580,000	3,254,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		14,000	218,000
Liabilities:
Liabilities, derivatives		14,000	244,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		79,000	39,000
Liabilities:
Liabilities, derivatives		105,000	46,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		21,000	15,000
Liabilities:
Liabilities, derivatives		13,000	10,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	1,623,000	1,187,000
Available-for-sale securities		10,562,000	15,771,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	3,534,000	1,917,000
Available-for-sale securities		147,000	376,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	676,000	658,000
Available-for-sale securities		922,000	322,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[2]	2,743,000	1,859,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		296,000	161,000
Other assets		68,000
Total assets measured at fair value		33,961,000	30,162,000
Liabilities:
Trading securities sold, not yet purchased		2,258,000	3,513,000
Long-term debt	[3]	2,450,000	1,844,000
Other short-term borrowings	[3]	153,000
Other liabilities		68,000
Total liabilities measured at fair value		19,610,000	17,863,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		8,640,000	8,103,000
Liabilities:
Liabilities, derivatives		8,697,000	8,271,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		5,610,000	4,200,000
Liabilities:
Liabilities, derivatives		5,571,000	4,005,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		255,000	73,000
Liabilities:
Liabilities, derivatives		213,000	91,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		213,000	143,000
Liabilities:
Liabilities, derivatives		174,000	124,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		9,000	12,000
Liabilities:
Liabilities, derivatives		26,000	15,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	5,000	7,000
Available-for-sale securities		412,000	678,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	135,000	138,000
Available-for-sale securities		584,000	555,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	1,468,000	1,377,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	897,000	786,000
Available-for-sale securities		1,122,000	986,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	6,717,000	5,309,000
Available-for-sale securities		477,000	522,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		24,000	34,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		801,000	862,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	351,000	516,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	3,208,000	2,406,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[2]	209,000	370,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,666,000	2,008,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		795,000	916,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		80,000	63,000
Total assets measured at fair value		525,000	464,000
Liabilities:
Trading securities sold, not yet purchased		0
Long-term debt	[3]	427,000	836,000
Total liabilities measured at fair value		531,000	926,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		14,000	53,000
Liabilities:
Liabilities, derivatives		1,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		2,000	22,000
Liabilities:
Liabilities, derivatives		11,000	8,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		6,000	33,000
Liabilities:
Liabilities, derivatives		76,000	60,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		1,000	1,000
Liabilities:
Liabilities, derivatives		6,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		10,000	20,000
Liabilities:
Liabilities, derivatives		10,000	18,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		8,000	13,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		4,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	189,000	47,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[2]	21,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		167,000	101,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 23,000	¥ 90,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2023 and 2024 were ¥52 billion and ¥41 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.